Leases (Tables)	12 Months Ended
Mar. 31, 2025
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	For the year ended March 31,	For the year ended March 31,
	2024	2025
	RMB	RMB

Cash paid for the rentals included in the lease liabilities	1,972	1,933
Right-of-use assets obtained in exchange for lease liabilities	1,137	197

Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases

As of March 31, 2024 and 2025, supplemental consolidated balance sheet information related to leases were as follows:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB
Right-of-use assets	2,576	941
Current portion of lease liabilities	1,888	620
Non-current lease liabilities	773	352

Schedule of Lease Term and Discount Rates

Lease term and discount rates were as follows:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB
Weighted-average remaining lease term
Operating leases	1.27 years	2.75 years
Weighted-average incremental borrow rate
Operating leases	4.68%	3.60%

Office
Lessee, Lease, Description [Line Items]
Schedule of Maturities of Lease Liabilities

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB
Maturities of lease liabilities were as follows:
2025	1,933	—
2026	788	645
2027	—	361
Total undiscounted lease payments	2,721	1,006
Less: imputed interest	(60)	(34)
Total present value of lease liabilities	2,661	972